Intangible Assets Including Goodwill	12 Months Ended
Dec. 31, 2011
Intangible Assets Including Goodwill
Intangible Assets Including Goodwill

Note I.

Intangible Assets Including Goodwill

Intangible Assets

The following table details the company’s intangible asset balances by major asset class.

($ in millions)

	Gross		Net
	Carrying	Accumulated	Carrying
At December 31, 2011:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,478	$(678)	$799
Client relationships	1,751	(715)	1,035
Completed technology	2,156	(745)	1,411
In-process R&D	22	(1)	21
Patents/trademarks	207	(88)	119
Other*	29	(22)	7
Total	$5,642	$(2,250)	$3,392

($ in millions)

	Gross		Net
	Carrying	Accumulated	Carrying
At December 31, 2010:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,558	$(726)	$831
Client relationships	1,709	(647)	1,062
Completed technology	2,111	(688)	1,422
In-process R&D	21	(0)	21
Patents/trademarks	211	(71)	140
Other*	39	(28)	11
Total	$5,649	$(2,161)	$3,488

*                 Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

The net carrying amount of intangible assets decreased $96 million during the year ended December 31, 2011, primarily due to amortization, partially offset by intangible asset additions. No impairment of intangible assets was recorded in any of the periods presented.

Total amortization was $1,226 million and $1,174 million for the years ended December 31, 2011 and 2010, respectively. The aggregate intangible amortization expense for acquired intangibles (excluding capitalized software) was $634 million and $517 million for the years ended December 31, 2011 and 2010, respectively. In addition, in 2011 the company retired $1,133 million of fully amortized intangible assets, impacting both the gross carrying amount and accumulated amortization for this amount.

The amortization expense for each of the five succeeding years relating to intangible assets currently recorded in the Consolidated Statement of Financial Position is estimated to be the following at December 31, 2011:

($ in millions)

	Capitalized	Acquired
	Software	Intangibles	Total
2012	$480	$634	$1,113
2013	250	590	840
2014	70	446	516
2015	—	340	340
2016	—	303	303

Goodwill

The changes in the goodwill balances by reportable segment, for the years ended December 31, 2011 and 2010, are as follows:

($ in millions)

					Foreign
					Currency
	Balance		Purchase		Translation	Balance
	January 1,	Goodwill	Price		and Other	December 31,
Segment	2011	Additions	Adjustments	Divestitures	Adjustments	2011
Global Business Services	$4,329	$14	$(0)	$(10)	$(20)	$4,313
Global Technology Services	2,704	—	(1)	(2)	(55)	2,646
Software	16,963	1,277	10	(2)	(127)	18,121
Systems and Technology	1,139	—	(6)	—	(0)	1,133
Total	$25,136	$1,291	$2	$(13)	$(203)	$26,213

($ in millions)

					Foreign
					Currency
	Balance		Purchase		Translation	Balance
	January 1,	Goodwill	Price		and Other	December 31,
Segment	2010	Additions	Adjustments	Divestitures	Adjustments	2010
Global Business Services	$4,042	$252	$0	$—	$35	$4,329
Global Technology Services	2,777	32	(1)	—	(104)	2,704
Software	12,605	4,095	(52)	—	315	16,963
Systems and Technology	766	375	(1)	—	(1)	1,139
Total	$20,190	$4,754	$(54)	$—	$245	$25,136

Purchase price adjustments recorded in the 2011 and 2010 were related to acquisitions that were completed on or prior to December 31, 2010 or 2009, respectively, and were still subject to the measurement period that ends at the earlier of 12 months from the acquisition date or when information becomes available. There were no goodwill impairment losses recorded in 2011 or 2010, and the company has no accumulated impairment losses.